Property and equipment, net - Components of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 159	$ 41
Less accumulated depreciation	(37)	(29)
Property and equipment, net	122	12
Computer Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	11	11
Manufacturing Tools and Dies
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 148	$ 30